INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of significant components of the Company's deferred tax assets

	December 31, 2022	December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$1,316,585	$272,783
Total deferred tax asset	1,316,585	272,783
Valuation allowance	(1,316,585)	(272,783)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal:
Current	$591,919	$—
Deferred	(1,403,802)	(272,783)

State:
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,043,802	272,783
Income tax provision	$591,919	$—

Schedule of reconciliation of the federal income tax rate to the company effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Tax effects of change in fair value of warrant liability	(37.2)%	(117.0)%
Gain on deferred underwriting	(1.7)%	—
Net operating loss	0.3%	—
Tax effects of transaction costs allocated to warrant liability	—	78.0%
Change in valuation allowance	32.1%	18.0%
Income tax provision	14.5%	—%